Nature of Operations and Going Concern (Details) $ in Millions, $ in Millions	9 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CAD ($)
Disclosure of going concern [text block] [Abstract]
Interest beskauga property percentage	100.00%	100.00%
Issuance of common stock value	$ 7.0	$ 8.8
Cash	$ 3.8